Related Party Transactions (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Dec. 31, 2025	Feb. 28, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Proceeds from related party			$ 0	$ 2,000
Due to related party			25,000	740,880
Convertible notes, related parties	$ 1,285,400		$ 1,285,400	$ 576,693
Class of Warrant or Right, Outstanding	2,909,434		2,909,434	270,010	0
Payments of Financing Costs			$ 71,311	$ 126,104
Amortization of Debt Discount (Premium)			2,411,907	196,077
Debt Conversion, Converted Instrument, Amount			11,450,455
Convertible Notes Related Parties [Member]
Related Party Transaction [Line Items]
Convertible notes payable, related parties	$ 2,000,000		2,000,000	576,693
Convertible Notes Related Parties [Member] | February 2025 [Member]
Related Party Transaction [Line Items]
Convertible notes payable, related parties	2,000,000		2,000,000	0
Convertible Notes Payable Related Parties [Member]
Related Party Transaction [Line Items]
Interest Expense, Debt			223,128	0
Amortization of Debt Discount (Premium)			1,109,487	0
Interest Payable	167,671		167,671	0
Related Party A [Member]
Related Party Transaction [Line Items]
Due to related party			25,000	330,000
Convertible notes, related parties				576,693
Debt Conversion, Converted Instrument, Amount	576,693
[custom:DebtConversionConvertedInterestAmount1]	$ 55,457
Debt Conversion, Converted Instrument, Shares Issued	292,663
Related Party B [Member]
Related Party Transaction [Line Items]
Due to related party			0	410,880
Repayments to related party			75,000
Related Party F [Member] | Convertible Notes Related Parties [Member] | February 2025 [Member]
Related Party Transaction [Line Items]
Convertible notes payable, related parties		$ 2,000,000
Class of Warrant or Right, Outstanding		416,667
Payments of Debt Issuance Costs		$ 160,000
Payments of Financing Costs		63,918
Related Party F [Member] | Convertible Notes Related Parties [Member] | February 2025 [Member] | Total Debt Discount [Member]
Related Party Transaction [Line Items]
Payments of Debt Issuance Costs		1,824,087
Related Party F [Member] | Convertible Notes Related Parties [Member] | February 2025 [Member] | O I D And Financing Fee [Member]
Related Party Transaction [Line Items]
Payments of Debt Issuance Costs		223,918
Related Party F [Member] | Convertible Notes Related Parties [Member] | February 2025 [Member] | Warrant Discount [Member]
Related Party Transaction [Line Items]
Payments of Debt Issuance Costs		$ 1,600,169
Working Capital Purpose [Member] | Related Party A [Member]
Related Party Transaction [Line Items]
Proceeds from related party			0	2,000
Operating Expenses [Member] | Related Party A [Member]
Related Party Transaction [Line Items]
Proceeds from related party			$ 25,300	$ 6,496